BALANCE SHEETS - USD ($)	Mar. 31, 2017	Mar. 31, 2016
OTHER ASSETS
Cash and cash equivalents	$ 1,460,257	$ 1,783,433
Assets	1,460,257	1,783,433
LIABILITIES
Accounts payable and accrued expenses	27,746	60,728
Accounts payable - affiliates	15,299,405	15,273,764
Capital contributions payable	26,447	76,455
Liabilities	15,353,598	15,410,947
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	(11,998,679)	(11,735,510)
General partner	(1,894,662)	(1,892,004)
Partners' capital (deficit)	(13,893,341)	(13,627,514)
Liabilities and Stockholders' Equity	1,460,257	1,783,433
Series 15 [Member]
OTHER ASSETS
Cash and cash equivalents	64,641	116,858
Assets	64,641	116,858
LIABILITIES
Accounts payable and accrued expenses	6,246	12,744
Accounts payable - affiliates	3,039,294	3,004,401
Capital contributions payable	0	0
Liabilities	3,045,540	3,017,145
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	(2,628,901)	(2,549,095)
General partner	(351,998)	(351,192)
Partners' capital (deficit)	(2,980,899)	(2,900,287)
Liabilities and Stockholders' Equity	64,641	116,858
Series 16 [Member]
OTHER ASSETS
Cash and cash equivalents	327,901	381,450
Assets	327,901	381,450
LIABILITIES
Accounts payable and accrued expenses	0	10,987
Accounts payable - affiliates	8,025,811	8,130,679
Capital contributions payable	0	50,008
Liabilities	8,025,811	8,191,674
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	(7,154,323)	(7,265,514)
General partner	(543,587)	(544,710)
Partners' capital (deficit)	(7,697,910)	(7,810,224)
Liabilities and Stockholders' Equity	327,901	381,450
Series 17 [Member]
OTHER ASSETS
Cash and cash equivalents	559,787	640,398
Assets	559,787	640,398
LIABILITIES
Accounts payable and accrued expenses	14,000	16,499
Accounts payable - affiliates	0	0
Capital contributions payable	7,893	7,893
Liabilities	21,893	24,392
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	904,722	982,053
General partner	(366,828)	(366,047)
Partners' capital (deficit)	537,894	616,006
Liabilities and Stockholders' Equity	559,787	640,398
Series 18 [Member]
OTHER ASSETS
Cash and cash equivalents	318,027	353,832
Assets	318,027	353,832
LIABILITIES
Accounts payable and accrued expenses	0	6,499
Accounts payable - affiliates	4,234,300	4,138,684
Capital contributions payable	18,554	18,554
Liabilities	4,252,854	4,163,737
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	(3,585,251)	(3,461,578)
General partner	(349,576)	(348,327)
Partners' capital (deficit)	(3,934,827)	(3,809,905)
Liabilities and Stockholders' Equity	318,027	353,832
Series 19 [Member]
OTHER ASSETS
Cash and cash equivalents	189,901	290,895
Assets	189,901	290,895
LIABILITIES
Accounts payable and accrued expenses	7,500	13,999
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	7,500	13,999
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner interest capital	0	0
Limited partners interest	465,074	558,624
General partner	(282,673)	(281,728)
Partners' capital (deficit)	182,401	276,896
Liabilities and Stockholders' Equity	$ 189,901	$ 290,895